UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21470

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 107.5%(1)

Security	Shares	Value
Aerospace & Defense — 1.4%
Honeywell International, Inc.	170,000	$9,868,500
United Technologies Corp.	75,000	5,583,000

		$15,451,500

Automobiles — 0.2%
Bayerische Motoren Werke AG	33,666	$2,505,533

		$2,505,533

Beverages — 2.6%
Anheuser-Busch InBev NV	360,000	$28,484,281

		$28,484,281

Building Products — 0.9%
Compagnie de Saint-Gobain	325,000	$9,786,745

		$9,786,745

Chemicals — 4.0%
Air Products and Chemicals, Inc.	100,000	$8,043,000
BASF SE	65,645	4,792,381
Linde AG	63,750	9,481,558
LyondellBasell Industries NV, Class A	235,000	10,464,550
PPG Industries, Inc.	95,000	10,398,700

		$43,180,189

Commercial Banks — 6.7%
Commonwealth Bank of Australia	150,000	$9,030,765
DNB ASA	600,000	6,299,314
National Australia Bank, Ltd.	500,000	13,046,059
PNC Financial Services Group, Inc.	120,088	7,097,201
Swedbank AB, Class A	200,000	3,476,214
Wells Fargo & Co.	985,461	33,318,436

		$72,267,989

Communications Equipment — 1.3%
QUALCOMM, Inc.	245,000	$14,621,600

		$14,621,600

Computers & Peripherals — 2.6%
Apple, Inc.(2)	46,000	$28,094,960

		$28,094,960

Construction & Engineering — 1.0%
Vinci SA	260,000	$11,010,239

		$11,010,239

Containers & Packaging — 0.9%
Amcor, Ltd.	1,200,000	$9,473,697

		$9,473,697

Diversified Financial Services — 3.0%
Citigroup, Inc.	400,000	$10,852,000

Security	Shares	Value
JPMorgan Chase & Co.	603,000	$21,708,000

		$32,560,000

Diversified Telecommunication Services — 9.7%
BT Group PLC	4,423,881	$15,051,000
Deutsche Telekom AG	2,050,000	23,107,488
France Telecom SA	1,750,000	23,434,414
Koninklijke KPN NV	4,150,000	34,063,252
Telstra Corp., Ltd.	2,200,000	9,239,471

		$104,895,625

Electric Utilities — 5.0%
CEZ AS	390,000	$13,126,785
Edison International	350,000	16,163,000
SSE PLC	1,225,000	25,161,030

		$54,450,815

Electrical Equipment — 1.2%
ABB, Ltd.(2)	740,000	$12,865,962

		$12,865,962

Energy Equipment & Services — 0.8%
Seadrill, Ltd.	225,000	$8,768,587

		$8,768,587

Food & Staples Retailing — 0.4%
Casino Guichard-Perrachon SA	50,000	$4,193,124

		$4,193,124

Food Products — 2.6%
D.E Master Blenders 1753 NV(2)	385,000	$4,461,817
Hillshire Brands Co.	77,000	1,971,970
Nestle SA	360,000	22,117,032

		$28,550,819

Health Care Providers & Services — 3.0%
Fresenius Medical Care AG & Co. KGaA	360,000	$26,023,620
Humana, Inc.	115,000	7,084,000

		$33,107,620

Hotels, Restaurants & Leisure — 4.5%
Carnival Corp.	450,000	$14,976,000
McDonald’s Corp.	381,000	34,046,160

		$49,022,160

Industrial Conglomerates — 0.8%
Orkla ASA	1,200,000	$8,565,341

		$8,565,341

Insurance — 7.4%
Aflac, Inc.	350,000	$15,323,000
AXA SA	500,000	6,074,851
MetLife, Inc.	675,000	20,769,750
Old Mutual PLC	1,750,001	4,307,789
Powszechny Zaklad Ubezpieczen SA	90,000	9,506,570
Prudential Financial, Inc.	400,000	19,312,000
Resolution, Ltd.	1,500,000	4,829,895

		$80,123,855

IT Services — 2.9%
International Business Machines Corp.	160,000	$31,356,800

		$31,356,800

Security	Shares	Value
Machinery — 3.3%
Deere & Co.	275,000	$21,125,500
PACCAR, Inc.	360,000	14,403,600

		$35,529,100

Media — 1.4%
Walt Disney Co. (The)	300,000	$14,742,000

		$14,742,000

Metals & Mining — 2.2%
Freeport-McMoRan Copper & Gold, Inc.	275,000	$9,259,250
KGHM Polska Miedz SA	390,000	14,732,761

		$23,992,011

Multi-Utilities — 2.9%
E.ON AG	300,000	$6,384,589
National Grid PLC	500,000	5,186,399
RWE AG	126,040	4,948,339
Sempra Energy	215,000	15,138,150

		$31,657,477

Oil, Gas & Consumable Fuels — 8.7%
Chevron Corp.	345,000	$37,805,100
ENI SpA	740,000	15,258,983
Exxon Mobil Corp.	75,000	6,513,750
Marathon Oil Corp.	100,000	2,647,000
Phillips 66	317,500	11,938,000
Statoil ASA	600,000	14,259,940
Total SA	125,000	5,759,530

		$94,182,303

Pharmaceuticals — 5.9%
Johnson & Johnson	200,000	$13,844,000
Pfizer, Inc.	835,000	20,073,400
Sanofi	375,000	30,595,307

		$64,512,707

Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities, Inc.	206,322	$30,347,903

		$30,347,903

Road & Rail — 2.3%
Union Pacific Corp.	208,000	$25,502,880

		$25,502,880

Semiconductors & Semiconductor Equipment — 3.8%
Intel Corp.	900,000	$23,130,000
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,300,343	18,165,792

		$41,295,792

Software — 2.4%
Microsoft Corp.	900,000	$26,523,000

		$26,523,000

Specialty Retail — 0.6%
Kingfisher PLC	1,500,000	$6,256,052

		$6,256,052

Tobacco — 2.8%
British American Tobacco PLC	312,000	$16,571,728
Philip Morris International, Inc.	150,000	13,716,000

		$30,287,728

Security	Shares	Value
Water Utilities — 2.8%
Severn Trent PLC	641,735	$17,333,740
United Utilities Group PLC	1,250,000	13,367,625

		$30,701,365

Wireless Telecommunication Services — 2.7%
Millicom International Cellular SA SDR	40,000	$3,616,020
Vodafone Group PLC ADR	900,000	25,875,000

		$29,491,020

Total Common Stocks (identified cost $995,043,950)		$1,168,358,779

Preferred Stocks — 22.4%

Security	Shares	Value
Capital Markets — 0.4%
Charles Schwab Corp. (The), 7.00%(3)	3,715	$4,205,425

		$4,205,425

Commercial Banks — 10.4%
Bank of America Corp., 8.125%(3)	6,053	$6,643,426
Barclays Bank PLC, Series 3, 7.10%	172,631	4,341,670
BNP Paribas, 7.195%(3)(4)	48.05	4,435,952
Countrywide Capital V, 7.00%	71,000	1,767,900
Deutsche Bank Contingent Capital Trust III, 7.60%	109,856	2,860,650
Farm Credit Bank of Texas, Series 1, 10.00%	5,718	6,645,388
First Niagara Financial Group, Inc., Series B, 8.625%(3)	167,620	4,961,552
First Republic Bank, Series A, 6.70%	119,600	3,174,184
First Republic Bank, Series B, 6.20%	96,000	2,513,520
HSBC Capital Funding LP, 10.176%(3)(4)	2,517	3,343,784
JPMorgan Chase & Co., Series 1, 7.90%(3)	14,752	16,631,205
KeyCorp, Series A, 7.75%	58,635	6,792,865
Landsbanki Islands HF, 7.431%(2)(3)(4)(5)(6)	14,850	0
Lloyds Banking Group PLC, 6.267%(3)(4)	6,481	4,072,689
Lloyds Banking Group PLC, 6.657%(3)(4)	9,897	7,253,948
PNC Financial Services Group, Inc., Series P, 6.125%(3)	247,500	6,759,225
Royal Bank of Scotland Group PLC, Series Q, 6.75%	117,600	2,335,536
Royal Bank of Scotland Group PLC, Series S, 6.60%	201,205	3,967,763
Royal Bank of Scotland Group PLC, Series T, 7.25%	69,005	1,513,970
Standard Chartered PLC, 6.409%(3)(4)	31.97	3,089,331
Standard Chartered PLC, 7.014%(3)(4)	53.47	5,374,424
U.S. Bancorp, Series F, 6.50%(3)	137,214	3,987,782
Wells Fargo & Co., Series L, 7.50%	9,040	10,459,280

		$112,926,044

Consumer Finance — 0.8%
Ally Financial, Inc., Series A, 8.50%(3)	380,300	$8,865,744

		$8,865,744

Diversified Financial Services — 0.4%
Citigroup Capital XI, 6.00%	68,880	$1,721,311
RBS Capital Funding Trust VII, Series G, 6.08%	166,895	2,535,135

		$4,256,446

Electric Utilities — 1.8%
Entergy Arkansas, Inc., 6.45%	54,000	$1,363,500
Entergy Louisiana, LLC, 6.95%	3,675	372,209

Security	Shares	Value
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	121,000	$3,284,122
Southern California Edison Co., Series C, 6.00%	10,307	1,037,465
Southern California Edison Co., Series D, 6.50%	48,760	5,194,466
Southern California Edison Co., Series E, 6.25%(3)	2,656	2,941,861
Virginia Electric and Power Co., 6.12%	47	4,964,134

		$19,157,757

Food Products — 0.9%
Dairy Farmers of America, 7.875%(4)	86,230	$8,825,106
Ocean Spray Cranberries, Inc., 6.25%(4)	12,750	1,183,758

		$10,008,864

Insurance — 3.7%
Allianz SE, 8.375%	34,080	$898,860
Arch Capital Group, Ltd., Series C, 6.75%	119,400	3,245,591
Aspen Insurance Holdings, Ltd., 7.25%	95,970	2,525,930
Aspen Insurance Holdings, Ltd., 7.401%(3)	47,350	1,239,150
AXA SA, 6.379%(3)(4)	2,752	2,286,439
Axis Capital Holdings, Ltd., Series C, 6.875%	162,086	4,441,156
Endurance Specialty Holdings, Ltd., Series B, 7.50%	197,675	5,200,829
Montpelier Re Holdings, Ltd., 8.875%	385,446	10,337,662
PartnerRe, Ltd., Series E, 7.25%	81,831	2,263,446
Prudential PLC, 6.50%	6,611	6,434,890
RenaissanceRe Holdings, Ltd., Series D, 6.60%	50,855	1,291,717

		$40,165,670

Machinery — 0.7%
Stanley Black & Decker, Inc., 5.75%(2)	299,276	$7,725,062

		$7,725,062

Oil, Gas & Consumable Fuels — 0.3%
Nexen, Inc., 7.35%	123,200	$3,116,960

		$3,116,960

Real Estate Investment Trusts (REITs) — 2.6%
CapLease, Inc., Series A, 8.125%	200,000	$5,036,000
Cedar Shopping Centers, Inc., Series A, 8.875%	116,364	2,994,046
Chesapeake Lodging Trust, Series A, 7.75%	100,000	2,531,000
DDR Corp., Series H, 7.375%	115,250	2,914,672
DDR Corp., Series I, 7.50%	117,000	2,943,720
DDR Corp., Series J, 6.50%	259,000	6,436,150
Regency Centers Corp., Series 6, 6.625%	81,140	2,155,078
Sunstone Hotel Investors, Inc., Series D, 8.00%	129,500	3,386,749

		$28,397,415

Telecommunications — 0.2%
Centaur Funding Corp., 9.08%(4)	1,968	$2,364,060

		$2,364,060

Thrifts & Mortgage Finance — 0.2%
Elmira Savings Bank FSB (The), 8.998%(3)	2,545	$2,112,350

		$2,112,350

Total Preferred Stocks (identified cost $243,881,124)		$243,301,797

Corporate Bonds & Notes — 7.5%

Security	Principal Amount (000’s omitted)	Value
Commercial Banks — 1.4%
ABN Amro North American Holding Preferred Capital Repackage Trust I, 6.523% to 11/8/12, 12/29/49(4)(7)	$3,593	$3,395,385
Banco Industriale Comercial SA, 8.50%, 4/27/20(4)	1,050	1,063,125
Capital One Capital III, 7.686% to 8/15/36, 8/1/66(7)	718	727,873
Citigroup Capital III, 7.625%, 12/1/36	2,515	2,756,920
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(4)(7)	5,653	5,847,898
Mellon Capital IV, 4.00%, 6/29/49(3)	1,238	1,044,080
SunTrust Preferred Capital I, 4.00%, 6/29/49(3)	400	299,500

		$15,134,781

Diversified Financial Services — 1.8%
General Electric Capital Corp., Series A, 7.125% to 6/15/22, 12/15/49(7)	$5,042	$5,476,096
General Electric Capital Corp., Series B, 6.25% to 12/15/22, 12/15/49(7)	6,290	6,460,459
HSBC Finance Capital Trust IX, 5.911% to 11/30/15, 11/30/35(7)	1,600	1,544,000
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(4)(7)	7,240	5,828,200

		$19,308,755

Electric Utilities — 1.0%
Energisa SA, 9.50%, 1/29/49(4)	$2,300	$2,426,500
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(7)	8,600	8,802,220

		$11,228,720

Industrial Conglomerates — 0.4%
Hutchison Whampoa International 12, Ltd., 6.00% to 5/7/17, 5/29/49(4)(7)	$3,700	$3,797,125

		$3,797,125

Insurance — 2.0%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(7)(8)	$5,460	$7,917,000
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(4)(7)	2,115	1,862,010
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(4)(7)	1,513	1,418,787
Swiss Re Capital I, LP, 6.854% to 5/25/16, 5/25/49(4)(7)	4,758	4,658,144
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(7)	6,821	5,951,323

		$21,807,264

Pipelines — 0.9%
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(7)	$2,920	$3,037,632
Southern Union Co., 3.483%, 11/1/66(3)	8,685	7,121,700

		$10,159,332

Total Corporate Bonds & Notes (identified cost $78,076,853)		$81,435,977

Short-Term Investments — 0.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(9)	$7,949	$7,949,345

Total Short-Term Investments (identified cost $7,949,345)		$7,949,345

Total Investments — 138.1% (identified cost $1,324,951,272)		$1,501,045,898

Other Assets, Less Liabilities — (38.1)%	$(414,446,043)

Net Assets — 100.0%	$1,086,599,855

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

SDR	-	Swedish Depositary Receipt

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2012.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $72,526,665 or 6.7% of the Fund’s net assets.

(5)	Defaulted security.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Security converts to floating rate after the indicated fixed-rate coupon period.

(8)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $11,469.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	56.3%	$844,335,130
United Kingdom	10.2	153,353,145
France	6.6	98,988,547
Germany	5.2	78,142,368
Netherlands	3.3	48,989,619
Australia	2.9	44,070,789
Switzerland	2.7	39,641,138
Norway	2.5	37,893,182
Bermuda	2.0	30,545,481
Belgium	1.9	28,484,281
Poland	1.6	24,239,331
Taiwan	1.2	18,165,792
Italy	1.0	15,258,983
Czech Republic	0.9	13,126,785
Cayman Islands	0.8	12,112,508
Sweden	0.5	7,092,234
Brazil	0.2	3,489,625
Canada	0.2	3,116,960
Iceland	0.0	0

Total Investments	100.0%	$1,501,045,898

The Fund did not have any open financial instruments at July 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,325,126,614

Gross unrealized appreciation	$231,081,757
Gross unrealized depreciation	(55,162,473)

Net unrealized appreciation	$175,919,284

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Consumer Discretionary	$63,764,160	$8,761,585		$—	$72,525,745
Consumer Staples	20,149,787	71,366,165		—	91,515,952
Energy	58,903,850	44,047,040		—	102,950,890
Financials	158,728,290	56,571,457		—	215,299,747
Health Care	41,001,400	56,618,927		—	97,620,327
Industrials	76,483,480	42,228,287		—	118,711,767
Information Technology	141,892,152	—		—	141,892,152
Materials	38,165,500	38,480,397		—	76,645,897
Telecommunication Services	25,875,000	108,511,645		—	134,386,645
Utilities	31,301,150	85,508,507		—	116,809,657
Total Common Stocks	$656,264,769	$512,094,010	**	$—	$1,168,358,779
Preferred Stocks
Consumer Staples	$—	$10,008,864		$—	$10,008,864
Energy	3,116,960	—		—	3,116,960
Financials	105,501,597	95,427,497		0	200,929,094
Industrials	—	7,725,062		—	7,725,062
Telecommunication Services	—	2,364,060		—	2,364,060
Utilities	—	19,157,757		—	19,157,757
Total Preferred Stocks	$108,618,557	$134,683,240		$0	$243,301,797
Corporate Bonds & Notes	$—	$81,435,977		$—	$81,435,977
Short-Term Investments	—	7,949,345		—	7,949,345
Total Investments	$764,883,326	$736,162,572		$0	$1,501,045,898

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2012 is not presented.

At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012